SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2021	2020	2019
Interest paid	$324	$313	$303
Income taxes paid	$87	$9	$44

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2021	2020	2019
Accounts receivable	$(81)	$(9)	$214
Inventory	114	127	33
Prepayments and other	20	25	99
Accounts payable and other	(166)	(179)	(39)
Changes in non-cash working capital, net	$(113)	$(36)	$307

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2021:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$5,189	$5,290
Cash flows	187	(2)
Non-cash changes:
Foreign currency translation	(153)	(106)
Fair value	(24)	(44)
Other changes	47	51
Balance at end of year	$5,246	$5,189